RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 4,865	$ 3,970
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	1,440	2,060
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	322	1,284
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	60	0
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	0	618
TFG Marine [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	2,424	0
Other Related Party [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	588	8
Credit Loss Allowance [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 31	$ 0